Acquisition of the San Antonio gold project (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Acquisition Under Business Combination [Abstract]
Disclosure of detailed information about acquisition of the San Antonio gold project [Table Text Block]
Consideration paid		$

Issuance of 1,011,374 common shares		15,846
Cash consideration		40,015
Value-added tax paid on acquisition of assets		6,328
Osisko's transaction costs		5,865
		68,054

Net assets acquired	$

Inventories		7,899
Inventories - non-current (1)		16,129
Other non-current assets		6,328
Mining interests and plant and equipment		58,368
Accounts payable and accrued liabilities		(11,369)
Provision and other liabilities		(9,301)
		68,054

(1) The inventory balance associated with the ore that was not expected to be processed within 12 months of the acquisition date was classified as non-current and was recorded in the other assets line item on the consolidated balance sheet.